Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of trade and other payables

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Current trade and other payables
Trade payables	10,973	7,725	5,692
Shares to be issued	10,000	2,500	-
Accruals	13,188	1,321	4,322
Related party payable	-	-	477
Payroll liabilities	3,574	2,077	2,210
Sales tax payable	-	116	949
Deferred income	10	318	974
Other creditors	184	540	833
Total current trade and other payables	37,929	14,597	15,457

Non-current other payables
Non-current accrued interest	-	6,129	-
Non-current accrued loan and other fees	-	314	-
Total non-current other payables	-	6,443	-